Operating Expenses - Schedule of Employee Benefits (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Salaries & Wages	₩ 4,272,048	₩ 4,275,944	₩ 4,231,781
Post-employment benefits(Defined benefit plan)	219,220	221,377	183,026
Post-employment benefits(Defined contribution plan)	84,334	86,723	85,174
Share-based payment	11,894	7,129	15,450
Others	5,277	1,036,885	41,401
Total	₩ 4,592,773	₩ 5,628,058	₩ 4,556,832